Accounts and Other Receivables	12 Months Ended
Dec. 31, 2020
Accounts and Other Receivables
3. Accounts and Other Receivables	3. Accounts and Other Receivables
	December 31, 2020	December 31, 2019
Trade accounts receivable	$57,298	$39,398
Allowance for doubtful accounts	(22,468)	(21,262)
	$34,830	$18,136